EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)	AOCI represents cumulative gains (losses) on items that are not reflected in net income (loss). The balances as of December 31, 2022 and 2021 follow:

	December 31,
	2022	2021
	(in millions)
Unrealized gains (losses) on investments	$(383)	$98
Market risk benefits - instrument-specific credit risk component	1	—
Accumulated other comprehensive income (loss)	$(382)	$98

Schedule of Components of Accumulated Other Comprehensive Income (Loss), Net of Taxes
The components of OCI, net of taxes for the years ended December 31, 2022, 2021 and 2020, follow:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the period (1)	$(495)	$(90)	$117
(Gains) losses reclassified into net income (loss) during the period (2)	6	(3)	(3)
Net unrealized gains (losses) on investments	(489)	(93)	114
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other (3)	8	(2)	(26)
Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $(25) million, $(25) million), and $24 million)	(481)	(95)	88
Change in market risk benefits credit risk and future policy benefits discount rate
Changes in market risk benefits - instrument-specific credit risk (net of deferred income tax expense (benefit) of $—, $— and $—)	1	—	—
Other comprehensive income (loss)	(480)	(95)	88
Cumulative effect of adoption of ASU 2018-02, Long Duration Targeted Improvements (net of deferred income tax expense (benefit) of $—, $15 and $—)	—	57	—
Change in Accumulated other comprehensive income (loss)	$(480)	$(38)	$88
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(1)For 2022, unrealized gains (losses) arising during the period is presented net of a valuation allowance of $81 million established during the fourth quarter of 2022. The Company established the valuation allowance against its deferred tax assets related to unrealized capital losses in the available for sale securities portfolio. See Note 12 of the Notes to these Financial Statements for details on the valuation allowance.
(2)See “Reclassification adjustment” in Note 3 of the Notes to these Financial Statements. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $1 million, and $1 million for the years ended December 31, 2022, 2021 and 2020, respectively.
(3)DAC is pre-LDTI and only reported in 2020.